DEBT	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
DEBT
NOTE 4 - DEBT

NOTE 4 – DEBT

During the six-months ended June 30, 2021, we issued $157,150 in convertible notes to accredited investors with net proceeds of $134,640. The notes mature during February of 2022 and bear interest at rate of 8%. The notes are convertible into shares of the Company’s common stock at conversion prices ranging from 60% to 71% of the average of the two lowest traded prices or the lowest trade price of the Company’s common stock during the previous 15 trading days preceding the conversion date. The Company is amortizing the discount due to derivative liabilities and on-issuance discount totaling $157,150 to interest expense using the straight-line method over the original terms of the loans.

On May 28, 2021, our CEO, Mr. Timothy Warbington, and Board Member, Dr. Amit Patel, advanced the company $50,000 and $150,000 respectively. The two notes mature on August, 28 2021, do not have any conversion features, and bear an interest rate of 5%.

On June 21, 2021, we issued a $105,000, non-convertible note to an accredited investor with net proceeds of $100,000. The note matures on September 21, 2021, does not have any conversion features, and bears an interest rate of 10%.

During the six -months ended June 30, 2021 and 2020, the Company amortized $451,614 and $543,916 respectively, to interest expense. As of June 30, 2021, total discounts of $120,185 remained for which will be expensed through February 2022.

During the six-months ended June 30, 2021, the Company issued an aggregate of 386,049,691 shares upon the conversion of $1,229,351 of outstanding principal, interest and fees on existing, outstanding notes and 8,935,108 shares upon the cashless exercise of 11,583,333 warrants. During the six-months ended June 30, 2020, the Company issued an aggregate of 200,844,446 shares upon the conversion of $605,255 of outstanding principal, interest and fees on existing, outstanding notes.

During the six-months ended June 30, 2021 and 2020, the Company extinguished approximately $118,000 and $9,300 of principal and interest respectively.

As of June 30, 2021, future loan maturities are as follows:

For the year ended December 31,

2021	185,302
2022	157,150
Total	$342,452